PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Strategic Allocation
Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 4.9%
33,405  Schwab U.S. TIPS
ETF
$ 1,686,619
3.0
18,675  Vanguard Long-Term
Treasury ETF
1,036,649
1.9
Total Exchange-Traded
Funds
(Cost $3,025,575)
2,723,268
4.9
MUTUAL FUNDS : 95.1%
Affiliated Investment Companies : 95.1%
317,315  Voya Global Bond
Fund - Class R6
2,195,821
4.0
431,420  Voya High Yield Bond
Fund - Class R6
2,851,689
5.2
2,102,262  Voya Intermediate
Bond Fund - Class R6
17,448,777
31.5
315,017  Voya Large Cap Value
Portfolio - Class R6
1,669,590
3.0
40,000  Voya Large-Cap
Growth Fund - Class
R6
1,633,203
2.9
671,207  Voya Limited Maturity
Bond Portfolio - Class I
6,255,653
11.3
181,039
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
825,536
1.5
122,943  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,097,878
2.0
133,300  Voya Multi-Manager
International Equity
Fund - Class I
1,215,694
2.2
144,726  Voya Multi-Manager
International Factors
Fund - Class I
1,243,193
2.2
94,454  Voya Multi-Manager
Mid Cap Value Fund
- Class I
817,968
1.5
83,803  Voya Small Company
Fund - Class R6
1,115,412
2.0
170,601  Voya U.S. High
Dividend Low Volatility
Fund - Class R6
1,673,596
3.0
492,650  Voya U.S. Stock Index
Portfolio - Class I
7,966,151
14.4
336,669  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
2,972,784
5.4
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
21,975  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,660,835
3.0
52,643,780
95.1
Total Mutual Funds
(Cost $56,153,787)
52,643,780
95.1
Total Long-Term
Investments
(Cost $59,179,362)
55,367,048
100.0
Total Investments in
Securities
(Cost $59,179,362) $ 55,367,048 100.0
Assets in Excess of
Other Liabilities 2,268 0.0
Net Assets $ 55,369,316 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Strategic Allocation
Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,723,268 $ — $ — $ 2,723,268
Mutual Funds 52,643,780 — — 52,643,780
Total Investments, at fair value $ 55,367,048 $ — $ — $ 55,367,048
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 2,312,617 $ 288,475 $ (388,888) $ (16,383) $ 2,195,821 $ 70,719 $ (93,378) $ —
Voya High Yield Bond Fund - Class
R6
2,810,948 301,265 (301,963) 41,439 2,851,689 136,471 (24,303) —
Voya Intermediate Bond Fund -
Class R6
17,281,587 2,905,338 (2,606,528) (131,619) 17,448,777 524,051 (402,147) —
Voya Large Cap Value Portfolio -
Class R6
1,732,394 139,749 (621,363) 418,810 1,669,590 — (387,462) 20,637
Voya Large-Cap Growth Fund -
Class R6
1,619,861 164,453 (585,844) 434,733 1,633,203 — (84,233) —
Voya Limited Maturity Bond
Portfolio - Class I
5,856,846 1,910,207 (1,498,583) (12,817) 6,255,653 167,503 (57,452) —
Voya MidCap Opportunities
Portfolio - Class R6
552,171 360,441 (224,391) 137,315 825,536 — (59,781) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,185,091 672,731 (873,557) 113,613 1,097,878 — (59,725) —
Voya Multi-Manager International
Equity Fund - Class I
307,690 1,076,554 (124,849) (43,701) 1,215,694 — 4,333 —
Voya Multi-Manager International
Factors Fund - Class I
957,946 493,357 (255,780) 47,670 1,243,193 — (4,106) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
570,240 365,672 (117,474) (470) 817,968 — 1,099 —
Voya Small Company Fund - Class
R6
1,113,588 188,021 (243,292) 57,095 1,115,412 — (3,816) —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
2,891,124 184,081 (1,514,863) 113,254 1,673,596 30,836 (197,636) —
Voya U.S. Stock Index Portfolio -
Class I
7,813,436 2,974,660 (2,908,390) 86,445 7,966,151 6,296 109,434 775,859
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
2,263,432 1,241,498 (390,096) (142,051) 2,972,784 70,552 (56,914) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,580,345 224,382 (1,003,918) 860,026 1,660,835 — (403,597) 27,214
$ 50,849,316 $ 13,490,884 $ (13,659,779) $ 1,963,359 $ 52,643,780 $ 1,006,428 $ (1,719,684) $ 823,710
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Strategic Allocation
Conservative Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,085,050
Gross Unrealized Depreciation (4,897,364)
Net Unrealized Depreciation $ (3,812,314)